Convertible Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amortization of note discounts	$ 437,439	$ 357,612
Interest expense on convertible debt	25,794	31,330
Convertible Debt [Member]
Total discounts for variable conversion features of the convertible debts	1,004,335	257,379
Discounts, including original issue discounts	$ 57,800	$ 0
Maximum percentage of debt holder owning issued and outstanding shares	4.99%